UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

CAROL FRYE

BMC FUND, INC.

P. O. BOX 500

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2016

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS

Six Months Ended April 30, 2016 (Unaudited)

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2016, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. (the “Company”) became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2016, the Company paid the following dividends per share:

December 10, 2015 to shareholders of record November 25, 2015	$.25
March 10, 2016 to shareholders of record February 25, 2016	.25

Total	$.50

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at April 30, 2016, with a total market value of $99,985,277.

M. Hunt Broyhill

Chairman and President

BMC FUND, INC.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Six Months Ended April 30, 2016 (Unaudited)

BMC Fund, Inc. Portfolio Holdings
April 30, 2016
Cash & Equivalents
21.8%
Common Stocks
29.4%
Other Investments
22.2%
Preferred Stocks
0.8%
Fixed Income
9.3%
Bond Mutual
Funds
8.5%
Stock Mutual
Funds
8.0%

BMC Fund, Inc. Sector Diversification
(% of common stocks)
April 30, 2016
Energy
8.9%
Consumer Staples
16.2%
Financials
24.4%
Health Care
10.7%
Industrials
3.3%
Consumer
Discretionary
12.8%
Information
Technology
11.3%
Utilities
9.0%
Telecom Services
2.8%
Materials
0.6%

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2016

ASSETS AT MARKET VALUE:
Investment securities (cost - $98,255,918)	$99,985,277
Cash and short-term investments	3,046,938
Receivables, accrued interest and dividends	114,547
Other assets	44,801

Total assets	103,191,563

LIABILITIES:
Call and put options written, at fair value (premiums received $323,289)	261,841
Accounts payable and accrued expenses	12,695
Payable to broker	319,500
Payable to custodian	2,900
Accounts payable to affiliates	77,004

Total liabilities	673,940

NET ASSETS AT APRIL 30, 2016 - EQUIVALENT TO $20.78 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$102,517,623

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	70,716,690
Undistributed net investment income	149,007
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	1,790,807

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$102,517,623

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2016

INVESTMENT INCOME:
Income:
Interest - fixed income	$38,366
Dividend income (net of $3,523 foreign tax)	1,251,185

Total income	1,289,551

Expenses:
Legal and professional fees	49,623
Directors' fees (Note 8)	34,500
Investment expense	22,739
Salaries and related expenses	355,942
Property and liability insurance	27,088
Depreciation expense	1,935
Rent	14,730
Office expense and supplies	31,772
Dues and subscriptions	23,358
Travel and entertainment	15,143

Total expenses	576,830

Investment income, net	712,721

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized losses from investments sold and foreign currency transactions	(1,191,615)
Realized gain from expiration or closing of options contracts written	36,212
Change in unrealized appreciation of investments for the period	743,372

Net loss on investments	(412,031)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$300,690

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2016 and 2015

	2016	2015

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$712,721	$1,139,856
Realized gains (losses) from investment securities sold and foreign currency transactions	(1,155,403)	1,707,806
Change in unrealized appreciation of investments for the year	743,372	(1,174,931)

Net increase in net assets resulting from operations	300,690	1,672,731

Distributions to shareholders from:
Net realized gain on investment securities and foreign currency transactions	-	(870,308)
Net investment income	(797,388)	(1,694,998)
Retained earnings prior to becoming an investment company	(1,669,252)	-

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,165,950)	(892,575)

NET ASSETS AT BEGINNING OF PERIOD	104,683,573	111,568,068

NET ASSETS AT END OF PERIOD (Including undistributed net investment income:
(2016 - $149,007, 2015 - $549,909)	$102,517,623	$110,675,493

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2016 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.  Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Company evaluates subsequent events through the date of filing with the Securities and Exchange Commission (“SEC”).

C.  Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the six months ended April 30, 2016, the Company purchased and sold securities in the amount of $4,283,204 and $11,542,293 (excluding short-term investments and options), respectively.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.  Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.  Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2011 and thereafter are subject to possible future examinations by tax authorities.

F.  Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.  Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.  Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.  Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

J.  Investments in Limited Partnerships - Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships when the net asset valuations of the investments are calculated (or adjusted by the Company if necessary) in a manner consistent with GAAP for investment companies. The Company applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Company's entire position in a particular investment, unless it is probable that the Company will sell a portion of an investment at an amount different from the net asset valuation.

Investments in limited partnerships are included in Level 3 of the fair value hierarchy. In determining the level, the Company considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Company also considers the nature of the portfolios of the underlying limited partnership and their ability to liquidate their underlying investments. If the Company does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy. In addition, investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

K.  Fair Value-Valuation Processes - The Company establishes valuation processes and procedures to ensure that the valuation techniques are fair, consistent, and verifiable. The Company has designated a valuation subcommittee, that is comprised of senior management employees of the Company, that meets on a quarterly basis, or more frequently as needed, to approve the valuations of the Fund's investments. The valuation subcommittee establishes valuations which are then provided to the Company’s valuation committee, which is comprised of disinterested directors, who review and recommend the valuations to the Company’s Board of Directors to ratify. The Company’s valuations committee is responsible for developing the Company’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation processes.

The valuations of investments in limited partnerships are supported by information received from the limited partnerships, such as monthly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Company will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Company believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2016 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company's Level 3 investments have been valued using the unadjusted net asset value of investments in limited partnerships. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of its investments as of April 30, 2016.

The following is a summary of the inputs used to value the Company’s investments as of April 30, 2016.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$9,578,775	$-	$-	$9,578,775
Mutual Funds
Bond Mutual Funds	8,757,765	-	-	8,757,765
Stock Mutual Funds	8,243,122	-	-	8,243,122
Other Investments
Limited Partnerships	-	-	22,800,606	22,800,606
Common Stocks
Common Stocks – Publicly Traded including Call and Put Options	30,143,680	-	-	30,143,680
Call Options	(152,215)			(152,215)
Put Options	(109,626)	-	-	(109,626)
Preferred Stocks	818,250	-	-	818,250
Cash and Cash Equivalents	19,643,079	-	-	19,643,079
Total Investments	$76,922,830	$-	$22,800,606	$99,723,436

The table below presents a reconciliation for the six months ended April 30, 2016, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized				Net Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Return of	Net	in (out of)	as of
Level 3 Assets	10/31/2015	Premiums	Losses	Losses	Purchases	Capital	Sales	Level 3	4/30/2016
Other Investments
Limited Partnerships	$22,620,053	$-	$259,627	$95,151	$546,578	$(499,790)	$(221,013)	$-	$22,800,606
Total Investments	$22,620,053	$-	$259,627	$95,151	$546,578	$(499,790)	$(221,013)	$-	$22,800,606

Realized gains and losses are included in the realized gain from investments sold on the Statement of Operations. Unrealized gains and losses are included in the change in unrealized appreciation of investments on the Statement of Operations.

L. Investments in Limited Partnerships - As of April 30, 2016, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Company as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Company's investments in other limited partnerships as of April 30, 2016. The Company's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
400 Capital Credit Opportunities Fund LP	60 days	Quarterly	See below (1)
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (2) (3)
Graham Growth Partners, LP	30 days	Quarterly	None
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	45 days	Quarterly	See below (6)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (4) (7)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (8)
Passport Long Short Fund, LP	15 days	Monthly	See below (9)
Privet Fund LP	90 days	Quarterly	See below (10)
Serengeti Multi-Series, LP	87 days	Quarterly	See below (11)
Stark Investments LP	N/A	N/A	See below (12)
Stark Structured Finance Onshore LP	N/A	N/A	See below (12)
Terra Argentine Fund, LP	N/A	N/A	See below (13)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (14)
Walnut Investment Partners, LP Worldwide Opportunity Fund (Cayman), Ltd.	N/A 30 days	N/A June 30 or Dec. 31	See below (15) See below (16)

(1) Withdrawal proceeds are available as follows: 25% at withdrawal date; 33 1/3% of the remaining account three months after withdrawal date; 50% of the remaining amount six months after withdrawal date, and the remaining balance nine months after withdrawal date.

(2) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(3) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(4) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(5) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(6) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(7) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(8) Redemptions are not permitted.

(9) There is a gate provision if aggregate requested withdrawal amounts exceed 65% of the net asset value. Withdrawals to investors subject to this provision may be reduced pro rata based on their respective withdrawal requests. Any unpaid withdrawal amounts will be automatically submitted for the next withdrawal date.

(10) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner’s discretion.

(11) There is a three-year lock-up period for the contribution to the underlying fund which expires May 31, 2016.

(12) In liquidation.

(13) No voluntary withdrawals are permitted prior to the Effective Transition Date, which is not earlier than July 1, 2015.

(14) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expires April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

(15) Walnut is in receivership.

(16) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2016 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Fund's investment balances and unfunded commitments to limited partnerships.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2016, were as follows:

Gross appreciation (excess of value over tax cost)	$9,951,999
Gross depreciation (excess of tax cost over value)	(8,222,640)
Net unrealized appreciation	$1,729,359
Cost of investments for income tax purposes	$98,255,918

4.	OPTIONS WRITTEN

As of April 30, 2016, portfolio securities valued at $2,779,793 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the six months ended April 30, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2015	635	$156,772
Options written	1,612	388,958
Options terminated in closing purchase transactions	(460)	(87,919)
Options expired	(380)	(113,493)
Options exercised	(140)	(21,029)
Options outstanding at April 30, 2016	1,267	$323,289

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2016 (Unaudited)

5.	PLEDGED COLLATERAL

As of April 30, 2016, cash in the amount of $90,683 was pledged as collateral for put options sold by the Company.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2015, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2015.

On March 10, 2016, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2016.

The tax character of distributions paid during 2016 was as follows:

2016
Distributions paid from:
Ordinary income	$304,995
Long-term capital gains	861,730
Retained earnings prior to becoming an investment company	1,299,915
$2,466,640

7.	LINE OF CREDIT

On April 22, 2010, (renewed April 21, 2013), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $3,500,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points, with a floor of 3.00 percent. The Company paid a commitment fee of 35 basis points on any unused balance. The line of credit expired on April 21, 2016.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2016 (Unaudited)

8.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

9.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by M. Hunt Broyhill, an officer of BMC Fund, Inc. The expense associated with this related party lease for the six months ended April 30, 2016 amounted to $14,730. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at April 30, 2016 was $77,004.

10.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $4,270,008 and have been assigned no value at April 30, 2016.

11.	SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2016 (Unaudited)

12.	SUPPLEMENTAL PROXY INFORMATION AND 2016 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 26, 2016 at the Company’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1. To elect the following 12 directors to serve as follows:

Director	Term	Expiring

Kevin P. Boudreau	1 year	2017
James T. Broyhill	1 year	2017
M. Hunt Broyhill	1 year	2017
Margaret M. “Peg” Broyhill	1 year	2017
Paul H. Broyhill	1 year	2017
W. Charles Campbell	1 year	2017
R. Donald Farmer	1 year	2017
Robert G. Fox, Jr.	1 year	2017
Jan E. Gordon	1 year	2017
Brent B. Kincaid	1 year	2017
Mark E. Roberts	1 year	2017
Allene B. Stevens	1 year	2017

2. To vote upon such other business as may come before the meeting.

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2016 (Unaudited)

The directors of the Fund were elected for a one-year term at the 2016 annual meeting of shareholders of the Fund.

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

James T. Broyhill (89) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005	Retired; Director of Shepherd Street Equity Fund (1998-2008); Vice President of Old Clemmons School Properties, Inc. (2006-present); President of Old Clemmons School Properties, Inc. (1998-2006); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U. S. Senate (1986); former member, U.S. House of Representatives (1963-1986)
None

M. Hunt Broyhill (52) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007	Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)	Capitala Finance Corp. (Feb. 2013-present)

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2016 (Unaudited)

Directors Who Are Interested Persons
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Paul H. Broyhill (92) 135 Claron Place, SE Lenoir, NC 28645	Director Chairman Emeritus Chief Executive Officer Chairman	Since 1976 Since 2014 2001-2014 1976-2014	Director and Chairman Emeritus; former Chairman (1976-2014) and Chief Executive Officer of the Fund (2001-2014); former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)
None

W. Charles Campbell (49) 2320 Sharon Road Charlotte, NC 28207	Director	Since 2011	President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Co-manager of Brackett Flagship Properties, LLC, a commercial real estate firm (2010-present)
None

Jan E. Gordon (64) 3075 Rolling Woods Drive Palm Harbor, FL 34683 Allene B. Stevens (94) 153 Hillhaven Place SE Lenoir, NC 28645	Director Director	Since 2001 Since 1983	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005) Private Investor	None None

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2016 (Unaudited)

Directors Who Are Not Interested Persons
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Kevin P. Boudreau (52) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None

Margaret M. “Peg” Broyhill (73) 1995 Cedar Rock Estates Lenoir, NC 28645	Director	Since Feb. 2015	Resident Branch Manager (Lenoir, NC office) (1993-present) and Senior Vice President of Wells Fargo Advisors (1995-present)	None

R. Donald Farmer (68) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (66) 330 Lams Way Vilas, NC 28692	Director	Since 2008	Former President and Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Brent B. Kincaid (84) 2703 Lakeview Drive Lenoir, NC 28645	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None

Mark E. Roberts (53) 269 River Ridge Drive Wallace, NC 28466	Director	Since 2014	Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-present); Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); former Director of Global Equities and Hedges Strategies, State of North Carolina Retirement System (2003-2009)
None

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2016 (Unaudited)

Other Executive Officers
Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years

Boyd C. Wilson, Jr. (63) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006	Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)
CommunityOne Bancorp (2011-present); Bank of Granite Corp. (1996-2013)

Christopher R. Pavese (39) 166 Pleasant Point Drive Hickory, NC 28601	Vice President Chief Investment Officer	Since 2014 Since 2011	Vice President (since February 2014) and Chief Investment Officer of the Fund since March 2011; Portfolio Manager of the Fund (2005-2011); Chief Investment Officer of Broyhill Asset Management, LLC (2008-present); Chief Investment Officer of Broyhill Affinity Fund, LLC (2008-2012)
None

Carol Frye (58) 1009 Frosty Lane, NE Lenoir, NC 28645	Secretary and Treasurer	Since 2001	Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)	None

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2016 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six months end April 30, 2016 (unaudited), Years Ended October 31, 2015, 2014, 2013, 2012, 2011, 2010, 2009, 2008, 2007 and 2006

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2016 (unaudited) and the years ended October 31, 2015, 2014, 2013, 2012, 2011, 2010, 2009, 2008, 2007and 2006. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

	Six Months
	Ended
	April 30,
PER SHARE OPERATING	2016
PERFORMANCE	(Unaudited)	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

Net asset value, beginning of period	$21.22	$22.62	$22.57	$22.58	$22.11	$22.41	$21.20	$20.79	$36.28	$33.55	$32.84
Net investment income	0.14	0.35	0.42	0.46	0.35	0.49	0.46	0.48	0.73	0.78	1.06
Net gains (losses) on investments	(0.08)	(0.73)	0.63	0.60	1.18	0.21	1.70	1.65	(10.98)	4.25	2.43
Total from investment operations	0.06	(0.38)	1.05	1.06	1.53	0.70	2.16	2.13	(10.25)	5.03	3.49
Less distributions:
Dividends from net investment income	0.16	0.36	0.44	0.47	0.56	0.27	0.46	0.92	1.04	2.03	2.37
Distributions from capital gains	-	0.44	0.42	0.33	0.48	0.53	-	-	1.42	0.27	0.41
Distributions from retained earnings	0.34	0.22	0.14	0.27	0.02	0.20	0.49	0.80	-	-	-
P. B. Realty, Inc. Spin-off	-	-	-	-	-	-	-	-	2.78	-	-
Total distributions	0.50	1.02	1.00	1.07	1.06	1.00	0.95	1.72	5.24	2.30	2.78
Net asset value, end of period	$20.78	$21.22	$22.62	$22.57	$22.58	$22.11	$22.41	$21.20	$20.79	$36.28	$33.55

Per share market value, end of period[1]	$18.00	$18.00	$18.00	$18.00	$18.00	$18.45	$18.00	$16.75	$26.00	$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	0.34%	(2.11)%	5.83%	5.89%	8.50%	3.79%	11.83%	12.72%	(39.42)%	19.35%	13.40%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$102,518	$104,684	$111,568	$111,358	$111,379	$109,069	$110,576	$104,603	$102,574	$178,975	$165,500
Ratio of expenses to average net assets[3]	1.13%*	0.98%	0.97%	0.95%	1.01%	0.97%	1.11%	1.18%	1.02%	0.75%	0.73%
Ratio of net investment income to average net assets[3]	1.40%*	1.59%	1.83%	2.04%	1.57%	2.15%	2.11%	2.40%	2.37%	2.26%	3.20%
Portfolio turnover rate	4.36%	17.10%	22.02%	33.12%	32.90%	60.41%	38.08%	69.62%	67.44%	51.23%	48.22%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

*Annualized

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2016

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
BAXTER INTL INC		0.950%	6/1/2016	$500,000	$500,028	$500,064
AMGEN INC		2.300%	6/15/2016	1,000,000	1,001,837	1,001,969
AMERICAN EXPRESS CR CORP M		1.300%	7/29/2016	625,000	625,742	625,930
COCA COLA CO		1.800%	9/1/2016	1,000,000	1,003,673	1,004,318
21ST CENTURY FOX AMER INC		8.000%	10/14/2016	402,000	414,985	414,627
TEVA PHARMACEUTICAL FIN CO		2.400%	11/10/2016	1,250,000	1,259,019	1,259,204
CVS HEALTH CORP		1.200%	12/5/2016	1,916,000	1,919,896	1,920,608
TRANSOCEAN INC		5.050%	12/15/2016	250,000	250,466	251,755
COMCAST CORP NEW		6.500%	1/15/2017	450,000	467,782	467,416
BERKSHIRE HATHAWAY INC DEL		1.900%	1/31/2017	503,000	507,035	507,425
GENERAL MILLS INC		5.700%	2/15/2017	500,000	517,520	518,712
MCDONALDS CORP MED TERM NT		5.300%	3/15/2017	1,000,000	1,034,526	1,037,549
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	444,447	69,198
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,865,631	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	615,098	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,553,712	-

TOTAL INVESTMENTS IN FIXED INCOME				$16,326,769	$13,981,397	$9,578,775	9.34%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2016

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AVENUE INCOME CREDIT STRATEGIES COM	25,000.00	$427,517	$290,500
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,454,469
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	725,318
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,632,557
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	214,905
PIMCO DYNAMIC CREDIT INCOME FUND	25,000.00	565,060	456,750
PIMCO DYNAMIC INCOME FUND COM	25,000.00	715,425	688,250
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,527,995
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	142,568.97	1,416,436	767,021
TOTAL BOND MUTUAL FUNDS		9,716,938	8,757,765	8.54%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE	20,000.00	255,572	217,400

TOTAL INTERNATIONAL EQUITIES		255,572	217,400	0.21%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	511,349	0.50%

Financial
FRANKLIN INCOME FUND ADVIS	119,047.62	250,000	255,952	0.25%

High Yield Bond
BLACKROCK FLOATING RATE O COM	1,500.00	19,597	19,860	0.02%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2016

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

Large Cap Blend
COOK & BYNUM FUND	[3]	33,738.19	500,000	527,665
FEDERATED STRATEGIC VALUE DIVIDEND C		15,600.62	100,000	94,228
SELECTED AMERICAN SHARES D		2,059.31	100,000	75,638
T ROWE PRICE PERSONAL STRATEGY GROWTH		4,370.83	90,476	122,471
YACKTMAN FUND SVC	[3]	24,771.08	506,985	541,000
			1,297,461	1,361,002	1.33%

Long-Short
GOTHAM ABSOLUTE RETURN INSTITUTIONAL		18,436.58	250,000	228,614
GOTHAM NEUTRAL INSTITUTIONAL		22,202.49	250,000	223,357
			500,000	451,971	0.44%

Mid Cap Blend
PROFESSIONALLY MANAGED AKR	[3]	10,855.41	250,000	260,530	0.25%

Moderate Allocation
FPA CRESCENT PORTFOLIO		33,641.26	1,025,302	1,062,391
OAKMARK EQUITY & INCOME I		8,920.47	263,600	260,210
SEQUOIA FD INC COM		740.54	108,371	136,978
			1,397,273	1,459,579	1.42%

Precious Metals
SPDR GOLD SHARES	[3]	10,000.00	969,550	1,236,500
VANECK VECTORS GOLD MINERS		15,000.00	749,269	387,450
			1,718,819	1,623,950	1.58%

Utilities
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,113,660	1.09%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		75,379.17	1,010,000	967,869	0.94%

TOTAL SPECIALTY FUNDS			7,600,359	8,025,722	7.83%

TOTAL STOCK MUTUAL FUNDS			7,855,931	8,243,122	8.04%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$17,572,869	$17,000,887	16.58%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2016

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND LP	[2,3]	$375,000	$448,425
ELLIOTT ASSOCIATES LP CL A	[2,3]	2,000,000	4,096,301
ELLIOTT ASSOCIATES LP CL B	[2,2]	759,000	776,311
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	1,128,062
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,139,664
INFINITY PREMIER FUND, LP	[2,3]	2,500,000	2,600,115
LITESPEED PARTNERS, LP	[2,3]	2,500,000	2,096,863
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	351,344
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	2,275,314	2,213,531
PASSPORT LONG SHORT FUND	[2,3]	1,000,000	1,047,769
PRIVET FUND LP	[2,3]	1,000,000	1,213,314
SERENGETI MULTI SERIES LLC	[2,3]	158,377	236,473
STARK INVESTMENTS LP	[2,3]	49,590	126,911
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	13,352	11,225
TERRA ARGENTINE FUND LP	[2,3]	250,000	360,150
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,755,403	1,955,924
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	500,000	503,343
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A9	[2,3]	100,000	97,899
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A10	[2,3]	100,000	98,208
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A11	[2,3]	100,000	98,693
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A12	[2,3]	100,000	98,402
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A13	[2,3]	100,000	101,679
TOTAL LIMITED PARTNERSHIPS		19,371,603	22,800,606	22.24%

TOTAL OTHER INVESTMENTS		$19,371,603	$22,800,606	22.24%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Automobiles & Components	3,500.00	FERRARI N V COM		$127,753	$160,475
	35,000.00	FIAT CHRYSLER AUTOMOBILES		242,652	283,150
				370,405	443,625	0.43%

Consumer Services	50,000.00	ARCOS DORADOS HOLDINGS INC CL A	[3]	368,756	207,500	0.20%

Hotels, Restaurants & Leisure	75,000.00	SEAWORLD ENTERTAINMENT INC COM		1,384,103	1,494,750	1.46%

Media	15,000.00	DISCOVERY COMMUNICATIONS NEW COM	[3]	441,711	401,700
	15,000.00	TIME WARNER INC COM NEW		1,210,848	1,127,100
				1,652,559	1,528,800	1.49%

Retailing	5,000.00	CATO CORP NEW CL A		160,837	182,950	0.18%

TOTAL CONSUMER DISCRETIONARY				3,936,660	3,857,625	3.76%

CONSUMER STAPLES
Food & Staples Retailing	1,000.00	CVS HEALTH CORP COM		104,295	100,500
	5,000.00	WAL MART STORES INC COM		297,313	334,350
				401,608	434,850	0.42%

Food, Beverage & Tobacco	1,000.00	ANHEUSER-BUSCH INBEV SA/NV		116,553	124,180
	7,500.00	COCA COLA FEMSA S A B SPON		699,467	654,675
	2,000.00	CONSTELLATION BRANDS CL A		181,438	312,120
	3,500.00	GENERAL MILLS INC COM		122,082	214,690
	10,000.00	NESTLE S A SPONSORED ADR		396,900	745,700
	7,500.00	PEPSICO INC COM		617,894	772,200
	8,000.00	REYNOLDS AMERICAN INC COM		143,516	396,800
	2,000.00	SMUCKER J M CO COM NEW COM		121,939	253,960
	1,000.00	WHITEWAVE FOODS CO COM CL	[3]	24,151	40,210
				2,423,940	3,514,535	3.43%

Household & Personal Products	11,500.00	PROCTER & GAMBLE CO COM		840,716	921,380	0.90%

TOTAL CONSUMER STAPLES				3,666,264	4,870,765	4.75%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
ENERGY
Energy	449.00	CALIFORNIA RES CORP COM	[3]	626	988
	3,800.00	CHEVRON CORP		402,913	388,284
	5,404.00	EXXON MOBIL CORP COM		454,007	477,713
	8,000.00	HOLLYFRONTIER CORP COM		298,885	284,800
	4,800.00	OCCIDENTAL PETROLEUM COM		380,566	367,920
	3,500.00	PHILLIPS 66 COM		278,831	287,385
	1,500.00	ROYAL DUTCH SHELL ADR A		100,413	79,335
	2,000.00	SCHLUMBERGER LTD COM		144,832	160,680
	2,000.00	VALERO ENERGY CORP COM		113,895	117,740
				2,174,968	2,164,845	2.11%

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	49,530
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	144,000
	16,000.00	ENERGY TRANSFER EQUITY LP		150,093	198,880
	1,500.00	SPECTRA ENERGY PARTNERS LP		66,572	75,645
	3,000.00	WILLIAMS COS INC DEL COM		109,005	58,170
				706,509	526,225	0.51%

TOTAL ENERGY				2,881,477	2,691,070	2.62%

FINANCIALS
Banks	30,000.00	ALLY FINANCIAL INC COM	[3]	624,448.00	534,300.00
	3,000.00	BANK OF AMERICA CORP COM		50,497	43,680
	5,000.00	BB&T CORP COM		172,165	176,900
	12,000.00	BLUEHARBOR BANK NC COM	[3]	90,150	90,000
	2,500.00	WELLS FARGO & CO DEL COM		113,117	124,950
				1,050,377	969,830	0.95%

Diversified Financials	5,000.00	ANNALY CAPITAL MGMT INC		82,125	52,100
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	363,700
	4,000.00	CALAMOS ASSET MGMT INC		51,070	32,960
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	1,061,496
	4,000.00	CARLYLE GROUP LP COM		111,750	66,960
	1,300.00	CME GROUP		71,797	119,483
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	263,250
	1,000.00	NEW YORK MTG TR INC COM PA		8,055	5,200
	30,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,299,803	1,449,300
	10,000.00	PAYPAL HLDGS INC COM	[3]	306,102	391,800
	4,000.00	THE BLACKSTONE GROUP LP		119,065	109,760
				3,825,356	3,916,009	3.82%

Insurance	1,500.00	AON PLC SHS CL A		121,687	157,680
	1,000.00	METLIFE INC COM		32,265	45,100
	2,500.00	TRAVELERS COMPANIES COM		203,356	274,750
	4,000.00	ZURICH INS GROUP LTD SPONS ARD		122,260	89,600
				479,568	567,130	0.55%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Real Estate	1,000.00	DIGITAL RLTY TR INC COM		58,864	87,980
	6,000.00	EASTERLY GOVT PPTYS COM		94,785	110,700
	1,000.00	GEO GROUP INC COM		32,717	32,030
	10,000.00	HANNON ARMSTRONG SUST COM		153,105	194,000
	10,000.00	IRSA INVERSIONES Y REPRESENTACIONES		107,792	148,300
	62,450.00	KENNEDY-WILSON EUROPE REAL		1,129,633	996,250
	15,000.00	MEDICAL PPTYS TR INC COM		185,835	199,650
	2,000.00	OMEGA HEALTHCARE INVS COM		60,291	67,540
	500.00	W P CAREY & CO LLC COM		31,927	30,545
				1,854,949	1,866,995	1.82%

TOTAL FINANCIALS				7,210,250	7,319,964	7.14%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	170,200
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	369,500
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	329,250	444,886
	4,000.00	QUEST DIAGNOSTICS INC COM		222,640	300,680
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,261	126,280
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	121,770
				1,115,735	1,533,316	1.50%

Pharmaceuticals & Biotechnology	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	289,600
	1,000.00	JOHNSON & JOHNSON COM		91,105	112,080
	3,000.00	ELI LILLY & CO COM		132,158	226,590
	2,000.00	MERCK & CO INC COM		106,332	109,680
	26,500.00	PFIZER INC COM		533,833	866,815
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	35,480
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	54,450
				1,166,928	1,694,695	1.65%

TOTAL HEALTH CARE				2,282,663	3,228,011	3.15%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	83,690
	12,500.00	ROLLS ROYCE HOLDINGS SPONS		143,217	123,250
	1,000.00	WABTEC CORP COM		59,525	82,930
				274,307	289,870	0.28%

Commercial Services & Supplies	1,000.00	ECOLAB INC COM		105,289	114,980.00
	2,000.00	STERICYCLE INC COM	[3]	201,180	191,120
	6,000.00	US ECOLOGY INC COM		122,962	270,180
	500.00	WASTE MGMT INC DEL COM		17,412	29,395
				446,843	605,675	0.59%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,330	90,110	0.09%

TOTAL INDUSTRIALS				794,480	985,655	0.96%

INFORMATION TECHNOLOGY
Semiconductors & Semiconductor Equipment	3,500.00	INTEL CORP COM		73,337	105,980	0.10%

Software & Services	601.00	ALPHABET INC CAP STK CL C	[3]	310,940	416,499
	19,500.00	CDK GLOBAL INC COM		805,721	927,615
	25,000.00	EBAY INC COM	[3]	560,281	610,750
	3,500.00	MICROSOFT CORP COM		87,412	174,545
	4,000.00	ORACLE CORP COM		110,847	159,440
				1,875,201	2,288,849	2.23%

Technology Hardware & Equipment	3,500.00	APPLE INC COM		275,010	328,090
	5,700.00	CISCO SYSTEMS INC COM		111,359	156,693
	2,500.00	CORNING INC COM		51,787	46,675
	5,000.00	EMC CORP MASS COM		123,828	130,550
	6,000.00	QUALCOMM INC COM		356,810	303,120
	500.00	SYNAPTICS INC COM	[3]	33,775	35,775
				952,569	1,000,903	0.98%

TOTAL INFORMATION TECHNOLOGY				2,901,107	3,395,732	3.31%

MATERIALS	1,580.00	DOW CHEMICAL CO COM		81,482	83,124
	2,000.00	RPM INTL INC COM		42,340	101,060
TOTAL MATERIALS				123,822	184,184	0.18%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	28,320
	3,000.00	AT&T CORP COM		84,046	116,460
	4,500.00	BCE INC COM		191,785	211,095
	3,000.00	ORANGE SPONSORED ADR		47,540	49,770
	10,000.00	SINGAPORE TELECOMM LTD ADR		290,885	284,200
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	40,000
	2,000.00	TELECOM ARGENTINA SA		36,419	37,440
	1,000.00	TELEFONICA BRASIL S.A.		28,025	12,320
	6,691.00	TELEFONICA S A SPONSORED ADR		110,736	72,999
TOTAL TELECOMMUNICATION SERVICES				872,357	852,604	0.83%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2016

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM		79,050	127,000
	500.00	AMERICAN STS WTR CO COM		19,159	20,845
	8,000.00	AMERIGAS PARTNERS LP COM		348,077	346,800
	5,000.00	BROOKFIELD INFRASTRUCTURE		143,408	210,900
	4,643.00	CPFL ENERGIA S A SPONSORED	[3]	103,003	53,766
	6,500.00	DOMINION RES INC VA COM		330,756	464,555
	14,187.00	DUKE ENERGY CORP COM		833,466	1,117,652
	1,000.00	ENTERGY CORP NEW COM		69,388	75,180
	3,000.00	SOUTHERN CO COM		122,610	150,300
	2,256.00	WEC ENERGY GROUP INC COM		89,900	131,322
TOTAL UTILITIES				2,138,817	2,698,320	2.63%

TOTAL INVESTMENTS IN COMMON STOCKS				$26,807,897	$30,083,930	29.35%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2016

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
ALLY FINANCIAL INC CALL OPTION, $25 EXP 1/20/17	[3]	150	$33,099	$750
AMERICAN EXPRESS CLL OPTION, $60 EXP 1/19/18	[3]	50	32,577	51,000
SEAWORLD ENTERTAINMENT CALL OPTION, $20 EXP 1/20/17	[3]	50	6,397	8,000
TOTAL CALL OPTIONS			72,073	59,750	0.06%

TOTAL INVESTMENTS IN OPTIONS			$72,073	$59,750	0.06%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2016

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
BANK OF AMERICA CORP FLOATING RATE	300,000.00	$319,500	$319,500
WACHOVIA CAP TRUST III	500,000.00	$487,500	$498,750

TOTAL INVESTMENTS IN PREFERRED STOCKS		$807,000	$818,250	0.80%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
April 30, 2016

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$19,643,079	$19,643,079	19.16%

TOTAL INVESTMENTS - MARKET VALUE			99,985,277	97.53%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,532,346	2.47%

TOTAL NET ASSETS			$102,517,623	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2016

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
AMERISOURCEBERGEN CALL OPTION, $92.50 EXP 8/19/16	[3]	(20)	$(6,269)	$(2,300)
ANHEUSER-BUSCH CALL OPTION, $130 EXP 9/16/16	[3]	(10)	(4,185)	(4,700)
BB&T CORP CALL OPTION, $35 EXP 9/16/16	[3]	(20)	(2,769)	(3,800)
CME GROUP INC CALL OPTION, $105 EXP 9/16/16	[3]	(10)	(2,535)	(450)
DAVITA INC CALL OPTION, $75 EXP 10/21/16	[3]	(25)	(6,836)	(7,500)
DUKE ENERGY CO CALL OPTION, $80 EXP 7/15/16	[3]	(50)	(6,029)	(5,050)
DUKE ENERGY CO CALL OPTION, $85 EXP 10/21/16	[3]	(6)	(802)	(360)
ECOLAB INC CALL OPTION, $120 EXP 10/21/16	[3]	(10)	(2,335)	(3,800)
FIAT CHRYSLER CALL OPTION, $8 EXP 6/17/16	[3]	(175)	(5,080)	(9,625)
FIAT CHRYSLER CALL OPTION, $8 EXP 9/16/16	[3]	(175)	(10,230)	(14,000)
MERCK & CO INC CALL OPTION, $57.50 EXP 1/20/17	[3]	(15)	(1,950)	(3,030)
SPDR GOLD TRUST CALL OPTION, $120 EXP 6/17/16	[3]	(50)	(23,223)	(27,350)
SPECTRA ENERGY CALL OPTION, $50 EXP 6/17/16	[3]	(15)	(2,567)	(2,850)
US ECOLOGY INC CALL OPTION, $50 EXP 9/16/16	[3]	(30)	(3,704)	(450)
VANECK VECTOR GOLD CALL OPTION, $22 EXP 6/17/16	[3]	(50)	(5,225)	(21,250)
VANECK VECTOR GOLD CALL OPTION, $23 EXP 9/16/16	[3]	(50)	(7,273)	(22,000)
VANECK VECTOR GOLD CALL OPTION, $24 EXP 1/20/17	[3]	(50)	(9,422)	(23,700)
TOTAL CALL OPTIONS - LIABILITIES			(100,434)	(152,215)	-0.15%

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2016

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
PUT OPTIONS:
3M CO PUT OPTION, $130 EXP 7/15/16	[3]	(10)	(6,284)	(250)
ACUITY BRANDS PUT OPTION, $190 EXP 11/18/16	[3]	(15)	(17,976)	(6,300)
ALIBABA GROUP PUT OPTION, $60 EXP 7/15/16	[3]	(20)	(5,769)	(720)
ALLY FINANCIAL INC PUT OPTION, $15 EXP 1/20/17	[3]	(50)	(8,423)	(4,250)
ALLY FINANCIAL INC PUT OPTION, $15 EXP 6/17/16	[3]	(50)	(4,173)	(250)
ALLY FINANCIAL INC PUT OPTION, $15 EXP 9/16/16	[3]	(50)	(5,923)	(2,000)
ALPHABET INC PUT OPTION, $600 EXP 1/20/17	[3]	(3)	(13,015)	(6,876)
ALPHABET INC PUT OPTION, $700 EXP 6/17/16	[3]	(5)	(19,592)	(11,900)
ALPHABET INC PUT OPTION, $700 EXP 9/16/16	[3]	(6)	(18,530)	(26,070)
AMAZON.COM INC PUT OPTION, $430 EXP 1/20/17	[3]	(4)	(12,594)	(3,000)
AMAZON.COM INC PUT OPTION, $450 EXP 1/20/17	[3]	(3)	(9,445)	(2,835)
AMAZON.COM INC PUT OPTION, $500 EXP 7/15/16	[3]	(5)	(10,992)	(900)
APPLE INC PUT OPTION, $85 EXP 10/21/16	[3]	(70)	(40,941)	(25,200)
APPLE INC PUT OPTION, $90 EXP 7/15/16	[3]	(10)	(5,015)	(2,810)
BLACKSTONE GROUP PUT OPTION, $21 EXP 9/16/16	[3]	(25)	(3,711)	(1,000)
BLACKSTONE GROUP PUT OPTION, $25 EXP 9/16/16	[3]	(20)	(5,469)	(2,640)
CINTAS CORP PUT OPTION, $75 EXP 8/19/16	[3]	(20)	(5,969)	(1,000)
COMMSCOPE HLDG PUT OPTION, $19 EXP 8/19/16	[3]	(40)	(5,138)	(200)
HOLOGIC INC PUT OPTION, $35 EXP 6/17/16	[3]	(30)	(5,504)	(5,550)
INTEL CORP PUT OPTION, $25 EXP 10/21/16	[3]	(25)	(3,112)	(1,500)
WAYFAIR INC PUT OPTION, $30 EXP 5/20/16	[3]	(25)	(11,211)	(1,675)
WHITEWAVE FOODS PUT OPTION, $35 EXP 10/21/16	[3]	(20)	(4,069)	(2,700)
TOTAL PUT OPTIONS - LIABILITIES			(222,855)	(109,626)	-0.11%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(323,289)	$(261,841)	-0.26%

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's President and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the President and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) N/A

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date:   June 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and President

Date: June 8, 2016

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date: June 8, 2016